Significant Accounting Policies (Checks the Outstanding Accounts Payable but not yet Presented for Payment and Recorded) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable [Line Items]
Accounts payable for checks outstanding	$ 35	$ 54
Virginia Electric and Power Company
Accounts Payable [Line Items]
Accounts payable for checks outstanding	$ 21	$ 15